Cover	12 Months Ended
Dec. 31, 2023
Cover [Abstract]
Entity Registrant Name	LanzaTech Global, Inc.
Document Type	POS AM
Entity Central Index Key	0001843724
Amendment Flag	true
Amendment Description	LanzaTech Global, Inc. filed a Registration Statement on Form S-1 on February 13, 2023, as amended on March 29, 2023, May 5, 2023, and May 22, 2023, which was declared effective by the Securities and Exchange Commission (“SEC”) on May 24, 2023. On December 18, 2023, LanzaTech filed Post Effective Amendment No. 1 which was declared effective by the SEC on December 20, 2023, on March 14, 2024, LanzaTech filed Post-Effective Amendment No.2, and on April 5, 2024, LanzaTech filed Post-Effective Amendment No. 3 (as amended to date, the “Registration Statement”). This Post-Effective Amendment No. 4 to Form S-1 (the “Post-Effective Amendment”) is being filed to update the Registration Statement to include information contained in the Company’s Annual Report on Form 10-K for the year ended December 31, 2023, which was filed with the SEC on February 29, 2024, and to update certain other information in the Registration Statement.No additional securities are being registered under this Post-Effective Amendment. All applicable registration fees were paid at the time of the original filing of the Registration Statement.